Stockholders' Equity - Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
$7.86 - $8.01 [Member]
Stockholders Equity [Line Items]
Exercise prices, lower range	$ 7.86
Exercise prices, upper range	$ 8.01
Stock Options Outstanding, Shares Outstanding | shares	57,525
Stock Options Outstanding, Weighted-Average Remaining Contractual Life in Years	1 year 4 months 28 days
Stock Options Outstanding, Weighted-Average Exercise Price	$ 7.96
Stock Options Exercisable, Shares Outstanding | shares	37,525
Stock Options Exercisable, Weighted-Average Remaining Contractual Life in Years	1 year 9 months 4 days
Stock Options Exercisable, Weighted-Average Exercise Price	$ 7.94
$9.69 - $9.97 [Member]
Stockholders Equity [Line Items]
Exercise prices, lower range	9.69
Exercise prices, upper range	$ 9.97
Stock Options Outstanding, Shares Outstanding | shares	19,920
Stock Options Outstanding, Weighted-Average Remaining Contractual Life in Years	2 years 9 months 29 days
Stock Options Outstanding, Weighted-Average Exercise Price	$ 9.70
Stock Options Exercisable, Shares Outstanding | shares	19,920
Stock Options Exercisable, Weighted-Average Remaining Contractual Life in Years	2 years 9 months 29 days
Stock Options Exercisable, Weighted-Average Exercise Price	$ 9.70
$29.99 - $34.50 [Member]
Stockholders Equity [Line Items]
Exercise prices, lower range	29.99
Exercise prices, upper range	$ 34.50
Stock Options Outstanding, Shares Outstanding | shares	655,335
Stock Options Outstanding, Weighted-Average Remaining Contractual Life in Years	7 years 10 months 24 days
Stock Options Outstanding, Weighted-Average Exercise Price	$ 33.45
Stock Options Exercisable, Shares Outstanding | shares	195,480
Stock Options Exercisable, Weighted-Average Remaining Contractual Life in Years	6 years 11 months 12 days
Stock Options Exercisable, Weighted-Average Exercise Price	$ 33.88
$36.78 - $42.65 [Member]
Stockholders Equity [Line Items]
Exercise prices, lower range	36.78
Exercise prices, upper range	$ 42.65
Stock Options Outstanding, Shares Outstanding | shares	110,000
Stock Options Outstanding, Weighted-Average Remaining Contractual Life in Years	9 years 6 months 18 days
Stock Options Outstanding, Weighted-Average Exercise Price	$ 39.45
Stock Options Exercisable, Weighted-Average Remaining Contractual Life in Years	0 years
$7.86 - $42.65 [Member]
Stockholders Equity [Line Items]
Exercise prices, lower range	$ 7.86
Exercise prices, upper range	$ 42.65
Stock Options Outstanding, Shares Outstanding | shares	842,780
Stock Options Outstanding, Weighted-Average Remaining Contractual Life in Years	7 years 6 months 18 days
Stock Options Outstanding, Weighted-Average Exercise Price	$ 31.93
Stock Options Exercisable, Shares Outstanding | shares	252,925
Stock Options Exercisable, Weighted-Average Remaining Contractual Life in Years	5 years 10 months 6 days
Stock Options Exercisable, Weighted-Average Exercise Price	$ 28.13